Retirement Plans And Postretirement Benefits (Components Of Net Postretirement Costs) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
U.S. [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 1,315	$ 1,305	$ 1,325
Interest cost	4,709	5,352	5,744
Mark-to-market loss (gain) loss	2,473	(4,140)	(2,322)
Net Cost	2,818	(2,751)	(193)
Foreign [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	674	710	698
Interest cost	253	199	243
Mark-to-market loss (gain) loss	503	(53)	(220)
Net Cost	1,100	557	423
Postretirement Benefit Costs [Member] | U.S. [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	0	0	0
Interest cost	264	333	360
Plan amendment / curtailment	0	0	0
Mark-to-market loss (gain) loss	1,028	1,257	191
Net Cost	(764)	(924)	169
Postretirement Benefit Costs [Member] | Foreign [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	1	2	4
Interest cost	700	653	764
Plan amendment / curtailment	0	0	993
Mark-to-market loss (gain) loss	(47)	(742)	225
Net Cost	$ 748	$ 1,397	$ (450)